Note 2. Liquidity and Going Concern	12 Months Ended
Dec. 31, 2017
Notes
Note 2. Liquidity and Going Concern

Note 2. Liquidity and Going Concern

These consolidated financial statements have been prepared on the basis that the Company is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred losses over the past several years, has no operations, generates no operating revenues, and as reflected in the accompanying consolidated financial statements, incurred a net loss applicable to common stockholders of $1,309,603 for the year ended December 31, 2017 and a net loss applicable to common stockholders, as adjusted, of $885,673 for the year ended December 31, 2016. In addition, the Company had an accumulated deficit of $36,679,875 at December 31, 2017.

The Company has had no operations since it ended its gambling cruise ship operations in 2000. Since that time, the Company has concentrated its efforts on the development of its Diamondhead, Mississippi property. That development is dependent upon the Company obtaining the necessary capital, through either equity and/or debt financing, unilaterally or in conjunction with one or more partners, to master plan, design, obtain permits for, construct, open, and operate a casino resort.

In the past, in order to raise capital to continue to pay on-going costs and expenses, the Company has borrowed funds, through Private Placements of convertible instruments as well as through other secured notes which are more fully described in Notes 5, 6 and 7 to these consolidated financial statements. The Company is in default with respect to payment of both principal and interest under the terms of these instruments. In addition, at December 31, 2017, the Company had $5,851,208 of accounts payable and accrued expenses, but only $65 cash on hand.

The above conditions raise substantial doubt as to the Company’s ability to continue as a going concern.